Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Cost Allocation

The following table reflects the allocations of those detailed above:

	Third quarter ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Cost of goods sold*	$13	$22	$39	$70
Selling, general administrative, and other expenses	47	43	124	112
Research and development expenses	—	4	2	14
Provision for depreciation, depletion, and amortization	5	6	15	18
Restructuring and other charges**	1	5	1	15
Interest expense	59	63	178	190
Other (income) expenses, net	1	7	(8)	9

*	Allocation principally relates to ParentCo’s retained pension and other postemployment benefits expenses for closed and sold operations.
**	Allocation primarily relates to layoff programs for ParentCo employees.

The following table reflects the allocations of those detailed above:

	Amount allocated to Alcoa Corporation
	2015	2014	2013
Cost of goods sold(1)	$93	$76	$109
Selling, general administrative, and other expenses	146	158	154
Research and development expenses	17	21	16
Provision for depreciation, depletion, and amortization	22	37	38
Restructuring and other charges(2)	32	23	14
Interest expense	245	278	272
Other expenses (income), net	12	5	(1)

(1)	Allocation relates to ParentCo’s retained pension and Other postemployment benefits expenses for closed and sold operations.
(2)	Allocation primarily relates to layoff programs for ParentCo employees.

Weighted-Average Useful Lives of Structures and Machinery and Equipment

The following table details the weighted-average useful lives of structures and machinery and equipment by reporting segment (numbers in years):

Segment	Structures	Machinery and equipment
Bauxite	34	17
Alumina	30	27
Aluminum	36	22
Cast Products	36	22
Energy	31	22
Rolled Products	31	21

Weighted-Average Useful Lives of Software and Other Intangible Assets

The following table details the weighted average useful lives of software and other intangible assets by reporting segment (numbers in years):

Segment	Software	Other intangible assets
Bauxite	7	15
Alumina	7	15
Aluminum	6	37
Cast Products	6	37
Energy	6	37
Rolled Products	9	14